Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Amortized cost of investment securities available for sale	$ 394,733	$ 452,023
Estimated fair value of investment securities held to maturity	501	692
Allowance for loans receivable	$ 23,246	$ 35,537
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	18,900,877	17,742,207
Common stock, shares outstanding	18,615,950	17,342,883
Treasury stock, shares	284,927	399,324